DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
Document Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Registrant Name	Pembina Pipeline Corp
Entity Central Index Key	0001546066
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	547,753,878